Expense Example {- FundsManager 20% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-11 - FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 44
3 years	147
5 years	262
10 years	$ 597